UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA EMERGING MARKETS FUND - THIRD QUARTER REPORT - PERIOD ENDED
FEBRUARY 28, 2006



 [LOGO OF USAA]
    USAA(R)

                              USAA EMERGING
                                    MARKETS Fund

                            [GRAPHIC OF USAA EMERGING MARKETS FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    FEBRUARY 28, 2006

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA EMERGING MARKETS FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                                                    MARKET
     NUMBER                                                                                                          VALUE
  OF SHARES    SECURITY                                                                                              (000)
--------------------------------------------------------------------------------------------------------------------------
               STOCKS (95.0%)

               BRAZIL (12.3%)
     41,300    Banco Itau S.A. ADR (Diversified Banks)                                                            $  1,349
     79,190    Brasil Telecom Participacoes S.A. ADR (Preferred) (Integrated Telecommunication Services)             3,148
     52,000    Braskem S.A. "A" (Preferred) (Commodity Chemicals)(a)                                                   446
     39,200    Braskem S.A. ADR (Commodity Chemicals)                                                                  672
 31,788,800    Centrais Electricas Brasileiras S.A. (Electric Utilities)(a)                                            668
 51,984,300    Centrais Electricas Brasileiras S.A. "B" (Preferred) (Electric Utilities)(a)                          1,133
 25,668,100    Companhia Energetica de Minas Gerais (CEMIG) (Preferred) (Electric Utilities)(a)                      1,307
152,285,300    Companhia Paranaense de Energia-Copel (Preferred) (Electric Utilities)(a)                             1,655
 21,323,400    Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Water Utilities)(a)                   1,708
     43,400    Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) ADR (Water Utilities)(b)                 855
 15,842,400    Companhia de Tecidos Norte de Minas (Preferred) (Textiles)(a)                                         1,760
     46,085    Duratex S.A. (Preferred) (Building Products)(a)                                                         825
     38,874    Embraer Empresa Brasileira de Aeronautica S.A. ADR (Preferred) (Aerospace & Defense)(b)               1,545
    126,300    Grendene S.A. (Footwear)(a)                                                                           1,183
    537,300    Klabin S.A. (Preferred) (Paper Packaging)(a)                                                          1,254
     87,096    Petroleo Brasileiro S.A. ADR (Integrated Oil & Gas)                                                   7,624
     82,900    Tele Norte Leste Participacoes S.A. ADR (Preferred) (Integrated Telecommunication Services)           1,536
     40,700    Telemar Norte Leste S.A. (Integrated Telecommunication Services)(a)                                   1,192
570,665,884    Telemig Celular Participacoes S.A. (Preferred) (Wireless Telecommunication Services)(a)               1,594
     67,385    Telesp - Telecomunicacoes de Sao Paulo S.A. (Preferred)
                 (Integrated Telecommunication Services)(a)                                                          1,583
      8,600    Ultrapar Participacoes S.A. ADR (Preferred) (Oil & Gas Storage & Transportation)(b)                     144
     20,600    Uniao De Bancos Brasileiros S.A. (Unibanco) GDR (Preferred) (Diversified Banks)                       1,812
    105,800    Votorantim Celulose e Papel S.A. ADR (Paper Products)(b)                                              1,562
                                                                                                                  --------
                                                                                                                    36,555
                                                                                                                  --------
               CHILE (0.1%)
      7,800    Banco Santander Chile S.A. ADR (Diversified Banks)                                                      371
                                                                                                                  --------
               CHINA (7.8%)
    134,000    Agile Property Holdings Ltd. (Real Estate Management & Development)*(a)                                  78
    554,000    Air China Ltd. "H" (Airlines)*(a)                                                                       198
    349,700    BYD Co. Ltd. "H" (Electrical Components & Equipment)(a)                                                 695
  3,160,000    Brilliance China Automotive Holdings Ltd. (Auto Parts & Equipment)(a)                                   546
  1,948,000    CNOOC Ltd. (Oil & Gas Exploration & Production)(a)                                                    1,619
    118,700    China Mobile Ltd. (Wireless Telecommunication Services)(a)                                              575
  3,544,400    China Petroleum and Chemical Corp. "H" (Integrated Oil & Gas)(a)                                      2,116
  9,101,500    China Telecom Corp. Ltd. "H" (Integrated Telecommunication Services)(a)                               3,320
  6,342,400    Denway Motors Ltd. (Automobile Manufacturers)(a)                                                      2,488
  1,194,900    Global Bio-chem Technology Group Co. Ltd. (Agricultural Products)(a)                                    674
  6,549,400    Huadian Power International Corp. Ltd. "H" (Electric Utilities)(a)                                    1,766
  2,143,800    Huaneng Power International, Inc. "H" (Electric Utilities)(a)                                         1,442
    368,000    Panva Gas Holdings Ltd. (Commodity Chemicals)*(a)                                                       193
  1,576,000    PetroChina Co. Ltd. "H" (Integrated Oil & Gas)(a)                                                     1,535
    995,000    Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)(a)                                       2,136
  2,694,200    Sinotrans Ltd. "H" (Air Freight & Logistics)(a)                                                       1,137
    941,500    Weiqiao Textile Co. Ltd. "H" (Textiles)(a)                                                            1,506
  1,480,900    Yanzhou Coal Mining Co. Ltd. "H" (Diversified Metals & Mining)(a)                                     1,212
                                                                                                                  --------
                                                                                                                    23,236
                                                                                                                  --------
               CROATIA (0.4%)
     76,100    Pliva d.d. GDR (Pharmaceuticals)                                                                      1,077
                                                                                                                  --------
               HONG KONG (0.2%)
    553,000    Texwinca Holdings Ltd. (Textiles)(a)                                                                    434
                                                                                                                  --------

2

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                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                                                    MARKET
     NUMBER                                                                                                          VALUE
  OF SHARES    SECURITY                                                                                              (000)
--------------------------------------------------------------------------------------------------------------------------
               HUNGARY (1.0%)
      1,261    Gedeon Richter Rt. (Pharmaceuticals)(a)                                                            $    257
    600,400    Magyar Tavkozlesi Rt. (Integrated Telecommunication Services)(a)                                      2,749
                                                                                                                  --------
                                                                                                                     3,006
                                                                                                                  --------
               INDIA (6.0%)
     41,000    Dr. Reddy's Laboratories Ltd. ADR (Pharmaceuticals)                                                   1,180
     56,700    Gail India Ltd. GDR (Oil & Gas Refining & Marketing)                                                  2,103
    215,500    Hindalco Industries Ltd. (acquired 1/09/2006; cost $129) (Aluminum)*(a,g)                               348
    862,000    Hindalco Industries Ltd. GDR (Aluminum)(a)                                                            2,973
    461,650    Mahanagar Telephone Nigam Ltd. ADR (Integrated Telecommunication Services)                            3,107
    137,357    Reliance Industries Ltd. GDR (Diversified Chemicals)(a)                                               4,382
     74,700    State Bank of India Ltd. GDR (Diversified Banks)                                                      3,586
                                                                                                                  --------
                                                                                                                    17,679
                                                                                                                  --------
               INDONESIA (2.0%)
  4,222,300    PT Bank Mandiri Tbk (Regional Banks)(a)                                                                 742
  1,234,500    PT Gudang Garam Tbk (Tobacco)(a)                                                                      1,472
 14,839,100    PT Indofood Sukses Makmur Tbk (Packaged Foods & Meat)(a)                                              1,350
  3,650,900    PT Telekomunikasi Indonesia Tbk (Integrated Telecommunication Services)(a)                            2,430
                                                                                                                  --------
                                                                                                                     5,994
                                                                                                                  --------
               ISRAEL (1.1%)
    207,300    Bank Hapoalim Ltd. (Diversified Banks)(a)                                                               946
    166,700    Bank Leumi Le-Israel (Regional Banks)(a)                                                                602
    304,200    Super-Sol Ltd. (Food Retail)(a)                                                                         818
     49,000    Taro Pharmaceutical Industries Ltd. (Pharmaceuticals)*(b)                                               810
                                                                                                                  --------
                                                                                                                     3,176
                                                                                                                  --------
               KOREA (18.3%)
     23,840    Daelim Industrial Co. Ltd. (Construction & Engineering)(a)                                            1,592
     13,200    Hyundai Mobis (Auto Parts & Equipment)(a)                                                             1,110
     37,590    Hyundai Motor Co. Ltd. (Automobile Manufacturers)(a)                                                  3,198
     58,440    Industrial Bank of Korea (Consumer Finance)(a)                                                          957
      7,330    KT Corp. (Integrated Telecommunication Services)(a)                                                     291
    186,500    KT Corp. ADR (Integrated Telecommunication Services)                                                  3,808
     26,393    Kangwon Land, Inc. (Casinos & Gaming)(a)                                                                523
     59,820    Kookmin Bank (Diversified Banks)(a)                                                                   4,547
      9,330    Kookmin Bank ADR (Diversified Banks)*                                                                   707
     92,850    Korea Electric Power Corp. (Electric Utilities)(a)                                                    4,024
     30,330    Korean Air Lines Co. Ltd. (Airlines)(a)                                                                 996
     33,200    Kumho Tire Co. Ltd. GDR (Tires & Rubber)*(a)                                                            253
    131,320    Kumho Tire Co., Inc. (Tires & Rubber)(a)                                                              2,002
     41,050    LG Chem Ltd. (Diversified Chemicals)(a)                                                               2,065
     49,230    LG Electronics, Inc. (Electrical Components & Equipment)(a)                                           4,039
     73,400    Lotte Shopping Co. Ltd. GDR (Hypermarkets & Super Centers)*(a,b)                                      1,551
      8,900    POSCO (Steel)(a)                                                                                      2,092
     29,600    POSCO ADR (Steel)                                                                                     1,730
     39,800    SK Corp. (Oil & Gas Refining & Marketing)(a)                                                          2,451
      4,064    SK Telecom Co. Ltd. (Wireless Telecommunication Services)(a)                                            844
    227,110    SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)                                         5,485
      9,996    Samsung Electronics Co. Ltd. (Semiconductors)(a)                                                      7,006
     16,430    Samsung SDI Co. Ltd. (Computer Storage & Peripherals)(a)                                              1,455
     41,180    Shinhan Financial Group Co. Ltd. (Other Diversified Financial Services)(a)                            1,621
                                                                                                                  --------
                                                                                                                    54,347
                                                                                                                  --------
               MALAYSIA (5.4%)
  1,305,600    AMMB Holdings Berhad (Multi-Sector Holdings)(a)                                                         933
    916,600    Commerce Asset-Holding Berhad (Diversified Banks)(a)                                                  1,430


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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                                                    MARKET
     NUMBER                                                                                                          VALUE
  OF SHARES    SECURITY                                                                                              (000)
--------------------------------------------------------------------------------------------------------------------------
  1,511,100    Gamuda Berhad (Construction & Engineering)(a)                                                      $  1,437
    340,600    Genting Berhad (Casinos & Gaming)(a)                                                                  2,189
    318,600    Kuala Lumpur Kepong Berhad (Agricultural Products)(a)                                                   797
    533,800    MK Land Holdings Berhad (Real Estate Management & Development)(a)                                        91
    777,800    Malayan Banking Berhad (Diversified Banks)(a)                                                         2,320
    335,600    Maxis Communications Berhad (Wireless Telecommunication Services)(a)                                    785
    373,900    Proton Holdings Berhad (Automobile Manufacturers)(a)                                                    557
    512,300    Resorts World Berhad (Hotels, Resorts, & Cruise Lines)(a)                                             1,792
  2,160,200    Sime Darby Berhad (Multi-Sector Holdings)(a)                                                          3,608
                                                                                                                  --------
                                                                                                                    15,939
                                                                                                                  --------
               MEXICO (6.8%)
    171,144    Cemex S.A. de C.V. CPO (Construction Materials)                                                       1,059
    126,920    Coca Cola Femsa S.A. de C.V. ADR (Soft Drinks)                                                        3,881
  1,704,300    Controladora Comercial Mexicana S.A. de C.V. (UBC) "B" (Food Retail)                                  3,075
    279,947    Desc S.A. de C.V. "B" (Industrial Conglomerates)*                                                       342
    166,800    Embotelladoras Arca S.A. (Soft Drinks)                                                                  396
     53,700    Grupo Aeroportuario del Sureste S.A. de C.V. ADR "B" (Airport Services)                               1,812
    946,300    Grupo Continental S.A. (Soft Drinks)                                                                  1,613
    156,900    Industrias CH, S.A. "B" (Steel)*                                                                        355
    469,500    Kimberly-Clark de Mexico S.A. de C.V. "A" (Household Products)                                        1,614
    266,100    Telefonos de Mexico S.A. de C.V. ADR "L" (Integrated Telecommunication Services)                      5,958
                                                                                                                  --------
                                                                                                                    20,105
                                                                                                                  --------
               PHILIPPINES (1.1%)
  1,092,600    ABS-CBN Broadcasting Corp. PDR (Broadcasting & Cable TV)*(a)                                            236
    225,000    Banco De Oro (Regional Banks)(a)                                                                        148
     60,900    Banco De Oro GDR (Regional Banks)*                                                                      798
  1,215,940    Bank of the Philippine Islands (Diversified Banks)(a)                                                 1,384
    694,700    Manila Electric Co. "B" (Construction & Engineering)*(a)                                                248
  3,854,700    SM Prime Holdings, Inc. (Real Estate Management & Development)(a)                                       595
                                                                                                                  --------
                                                                                                                     3,409
                                                                                                                  --------
               POLAND (1.2%)
    192,700    Powszechna Kasa Oszczednosci Bank Polski S.A. (Regional Banks)(a)                                     2,096
    201,957    Telekomunikacja Polska S.A. (Integrated Telecommunication Services)(a)                                1,410
                                                                                                                  --------
                                                                                                                     3,506
                                                                                                                  --------
               RUSSIA (4.3%)
     92,300    LUKoil Holdings ADR (Integrated Oil & Gas)                                                            7,375
     57,900    Novolipetsk Steel Corp. GDR (Steel)*(a)                                                               1,216
     48,980    OAO Gazprom ADR (Integrated Oil & Gas)(b)                                                             4,143
                                                                                                                  --------
                                                                                                                    12,734
                                                                                                                  --------
               SOUTH AFRICA (8.0%)
    621,200    Alexander Forbes Ltd. (Other Diversified Financial Services)*(a)                                      1,574
    383,674    Aveng Ltd. (Building Products)(a)                                                                     1,478
    135,102    Bidvest Group Ltd. (Industrial Conglomerates)(a)                                                      2,272
    126,200    Illovo Sugar Ltd. (Packaged Foods & Meat)(a)                                                            298
  1,108,174    Nampak Ltd. (Paper Packaging)(a)                                                                      2,958
    257,379    Nedcor Ltd. (Diversified Banks)(a)                                                                    4,975
    664,500    Network Healthcare Holdings Ltd. (Health Care Facilities)*(a)                                           865
     50,800    SASOL Ltd. (Integrated Oil & Gas)(a)                                                                  1,742
  1,079,264    Sanlam Ltd. (Life & Health Insurance)(a)                                                              2,792
    279,533    Sappi Ltd. (Paper Products)(a)                                                                        3,526
     72,240    Shoprite Holdings Ltd. (Food Retail)(a)                                                                 235
    290,287    Steinhoff International Holdings Ltd. (Home Furnishings)(a)                                             951
                                                                                                                  --------
                                                                                                                    23,666
                                                                                                                  --------

4

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                                                    MARKET
     NUMBER                                                                                                          VALUE
  OF SHARES    SECURITY                                                                                              (000)
--------------------------------------------------------------------------------------------------------------------------
               TAIWAN (15.9%)
    474,949    Accton Technology Corp. (Communications Equipment)*(a)                                             $    249
  2,300,597    Advanced Semiconductor Engineering, Inc. (Semiconductor Equipment)(a)                                 1,902
  1,445,050    Benq Corp. (Communications Equipment)(a)                                                              1,419
    136,000    Cathay Financial Holding Co. Ltd. (Other Diversified Financial Services)(a)                             262
  1,497,120    China Motor Corp. Ltd. (Automobile Manufacturers)(a)                                                  1,684
  1,397,000    China Steel Corp. (Steel)(a)                                                                          1,267
  1,653,222    Chinatrust Financial Holding Co. Ltd. (Diversified Banks)(a)                                          1,385
    117,300    Chunghwa Telecom Co. Ltd. ADR (Integrated Telecommunication Services)                                 2,217
  4,650,545    Compal Electronics, Inc. (Computer Hardware)(a)                                                       4,332
    648,612    Elan Microelectronics Corp. (Semiconductor Equipment)(a)                                                300
  4,121,200    First Financial Holding Co. Ltd. (Diversified Banks)(a)                                               3,180
  1,225,000    Formosa Chemicals & Fibre Corp. (Specialty Chemicals)(a)                                              1,926
  1,110,000    Fubon Financial Holding Co. Ltd. (Diversified Banks)(a)                                                 993
  1,345,000    Nien Hsing Textile Co. Ltd. (Textiles)(a)                                                               870
    156,000    Nien Made Enterprise Co. Ltd. (Home Furnishings)(a)                                                     199
  1,081,057    Optimax Technology Corp. (Electronic Equipment Manufacturers)(a)                                      1,339
  1,546,000    Powerchip Semiconductor Corp. (Semiconductors)(a)                                                       944
  2,930,286    Quanta Computer, Inc. (Computer Hardware)(a)                                                          4,468
    799,000    Shin Kong Financial Holding Co. Ltd. (Other Diversified Financial Services)(a)                          692
  5,362,639    SinoPac Holdings Co. (Diversified Banks)(a)                                                           2,832
  1,128,674    Sunplus Technology Co. Ltd. (Semiconductor Equipment)(a)                                              1,352
  2,264,720    Taiwan Cellular Corp. (Wireless Telecommunication Services)(a)                                        2,089
    253,000    Taiwan Cement Corp. (Building Products)(a)                                                              191
    807,000    Uni-President Enterprises Corp. (Packaged Foods & Meat)(a)                                              459
 13,755,675    United Microelectronics Corp. (Semiconductors)(a)                                                     8,057
     12,100    United Microelectronics Corp. ADR (Semiconductors)                                                       38
    189,000    Wan Hai Lines Ltd. (Marine)(a)                                                                          116
  6,295,440    Yageo Corp. (Electrical Components & Equipment)*(a)                                                   2,389
                                                                                                                  --------
                                                                                                                    47,151
                                                                                                                  --------
               THAILAND (2.6%)
  1,960,600    C.P. 7-Eleven Public Co. Ltd. (General Merchandise Stores)                                              321
  5,788,100    Charoen Pokphand Foods Public Co. Ltd. (Agricultural Products)                                          794
  1,319,100    Delta Electronics Public Co. Ltd. (Electrical Components & Equipment)                                   689
  1,048,000    Kasikornbank Public Co. Ltd. (Diversified Banks)(a)                                                   1,789
  5,814,900    Krung Thai Bank Public Co. Ltd. (Regional Banks)                                                      1,822
  1,235,900    Siam Commercial Bank Public Co. Ltd. (Diversified Banks)                                              2,049
    225,200    Siam Makro Public Co. Ltd. (General Merchandise Stores)                                                 401
                                                                                                                  --------
                                                                                                                     7,865
                                                                                                                  --------
               TURKEY (0.5%)
     75,911    Tupras-Turkiye Petrol Rafinerileri A.S. (Oil & Gas Refining & Marketing)(a)                           1,454
                                                                                                                  --------
               Total stocks (cost: $224,719)                                                                       281,704
                                                                                                                  --------
               MONEY MARKET INSTRUMENTS (4.1%)

               MONEY MARKET FUNDS
  3,524,076    SSgA Money Market Fund, 4.19%(c)                                                                      3,524
  8,737,000    SSgA Prime Money Market Fund, 4.38%(c)                                                                8,737
                                                                                                                  --------
               Total money market instruments (cost: $12,261)                                                       12,261
                                                                                                                  --------

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                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
FEBRUARY 28, 2006 (UNAUDITED)

  PRINCIPAL                                                                                                         MARKET
     AMOUNT                                                                                                          VALUE
      (000)    SECURITY                                                                                              (000)
--------------------------------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (3.1%)(h)

               REPURCHASE AGREEMENTS (3.0%)(d)
     $3,000    Credit Suisse First Boston, LLC, 4.56%, acquired on 2/28/2006 and due 3/01/2006 at $3,000 (collateralized by $3,150 of Freddie Mac Discount Notes(e), 4.88%(f),
                  due 9/22/2006; market value $3,063)                                                             $  3,000
      1,000    Deutsche Bank Securities, Inc., 4.56%, acquired on 2/28/2006 and due 3/01/2006 at $1,000 (collateralized by $1,025 of Federal Home Loan Bank Bonds(e) , 4.63%,
                  due 2/08/2008; market value $1,021)                                                                1,000
      5,000    Morgan Stanley & Co., Inc., 4.56%, acquired on 2/28/2006 and due 3/01/2006 at $5,000
                  (collateralized by $5,315 of Federal Home Loan Bank Bonds(e) , 3.15%,
                  due 8/13/2007; market value $5,186)                                                                5,000
                                                                                                                  --------
                                                                                                                     9,000
                                                                                                                  --------
     NUMBER
  OF SHARES
-----------
               MONEY MARKET FUNDS (0.1%)
    280,312    AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.46%(c)                                         280
     10,984    Merrill Lynch Premier Institutional Fund, 4.34%(c)                                                       11
                                                                                                                  --------
                                                                                                                       291
                                                                                                                  --------
               Total short-term investments purchased with cash collateral from
                  securities loaned (cost: $9,291)                                                                   9,291
                                                                                                                  --------

               TOTAL INVESTMENTS (COST: $246,271)                                                                 $303,256
                                                                                                                  ========


6

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA EMERGING MARKETS FUND
FEBRUARY 28, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

             3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             5. Repurchase agreements are valued at cost, which approximates market value.

             6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA EMERGING MARKETS FUND
FEBRUARY 28, 2006 (UNAUDITED)

                from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of February 28, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2006, were $61,033,000 and $4,048,000, respectively, resulting in net unrealized appreciation of $56,985,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $296,780,000 at February 28, 2006, and, in total, may not equal 100%.

         D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         E.  CPO - Certificate of ordinary participation.

         F. GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         G. PDR - Philippine depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of a stock traded on the Philippine stock exchange. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Security was fair valued at February 28, 2006, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

         (b) The security or a portion thereof was out on loan as of February 28, 2006. The aggregate fair market value of the loaned portion of these securities as of February 28, 2006, was approximately $8,731,000.

         (c) Rate represents the money market fund annualized seven-day yield at February 28, 2006.

         (d) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

8

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA EMERGING MARKETS FUND
FEBRUARY 28, 2006 (UNAUDITED)

         (e) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (f) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The market value of these securities at February 28, 2006, was $348,000, which represented 0.1% of the Fund's net assets.

         (h) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         * Non-income-producing security for the 12 months preceding February 28, 2006.

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48477-0406                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Trust's Board in approving the Trust's advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.




ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST (except Total Return Strategy Fund)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    APRIL 18, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    APRIL 18, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    APRIL 18, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.